SCHEDULE OF EXPLORATION AND HOLDING EXPENSES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		$ 7,194	$ 4,032	$ 3,853
Platosa Property (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Exploration work	[1]	1,730	857	2,690
Holding costs		197	180	275
Evolucion (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Exploration work		226	319	586
Holding costs		286	263	247
Silver City (Germany) [Member]
IfrsStatementLineItems [Line Items]
Exploration work		3,190	1,672	55
Holding costs	[2]
Kilgore (USA) [Member]
IfrsStatementLineItems [Line Items]
Exploration work		1,434	638
Holding costs		$ 131	$ 103

[1]	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to Property, plant and equipment (Note 10).
[2]	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 11 for capitalized earn-in payments under the Globex Agreement.